Average Annual Total Returns (Vanguard Pennsylvania Tax-Exempt Money Market Fund Retail)	Vanguard Pennsylvania Tax-Exempt Money Market Fund Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares 12/1/2013 - 11/30/2014	Other States Tax-Exempt Money Market Funds Average Vanguard Pennsylvania Tax-Exempt Money Market Fund Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares 12/1/2013 - 11/30/2014
Spliced Pennsylvania Tax-Exempt Money Market Funds Average
Vanguard Pennsylvania Tax-Exempt Money Market Fund
Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares
12/1/2013 - 11/30/2014

Average Annual Returns for Periods Ended December 31, 2014
One Year	0.01%	0.01%	0.01%
Five Years	0.04%	0.01%	none
Ten Years	1.21%	0.98%	0.97%